ACCRUED AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued and Other Current Liabilities
Accrued and other current liabilities consist of the following as of December 31, 2021 and 2020 (in thousands):

	2021	2020
Payroll and related benefits	$1,876	$777
Materials and related purchases	2,108	464
Deferred rent	142	462
Professional and consulting fees	1,820	248
Other	541	243
Total accrued and other current liabilities	$6,487	$2,194